Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
COVID-19-related rent concessions from lessors	¥ 0	¥ (3)
Bank and other loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	87,895	51,837	¥ 55,126
Changes from financing cash flows	7,778	36,173	(3,427)
COVID-19-related rent concessions from lessors	0
Other addition	702
Foreign exchange movement	(584)	(115)	138
New leases	0
Ending balance	95,791	87,895	51,837
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	96,251	110,275	109,306
Changes from financing cash flows	(15,725)	(18,444)	(23,895)
COVID-19-related rent concessions from lessors	0	(3)
Other addition	486
Foreign exchange movement	(738)	(2,768)	851
Disposal of a subsidiary			(10)
New leases	18,202	7,191	24,023
Ending balance	¥ 98,476	¥ 96,251	¥ 110,275